UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22348

Investment Company Act File Number

eUnits™ 2 Year U.S. Market Participation Trust:

Upside to Cap / Buffered Downside

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 30, 2013

Date of Fiscal Year End

April 25, 2012

Date of Reporting Period

Item 1. Schedule of Investments

eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside

April 25, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 96.8%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.00%, 1/15/14	$25,875	$26,208,555

Total U.S. Treasury Obligations (identified cost $26,224,318)		$26,208,555

Total Investments — 96.8% (identified cost $26,224,318)		$26,208,555

Over-The-Counter Structured Options — 2.1%* (net premium receivable $286,495)		$569,783

Other Assets, Less Liabilities — 1.1%		$310,161

Net Assets — 100.0%		$27,088,499

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	See detail attached.

eUnits™ 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, closed-end management investment company. The Trust was organized on November 12, 2009 and remained inactive until January 26, 2012 except for matters relating to its organization and initial sale of 10,000 units of beneficial interest to Eaton Vance Management (EVM), the Trust’s investment adviser. The Trust issued 2,618,389 units of beneficial interest ($10.00 per unit) (Units) in connection with its initial public offering on January 26, 2012. The Trust seeks to provide returns based on the price performance of the S&P 500 Composite Stock Price Index (the Index) by entering into over-the-counter private derivative contracts. If the Index appreciates over the investment life of the Trust, the Trust seeks to provide a return on the initial net asset value of the Units equal to the percentage change in the price of the Index, up to a maximum return of 17.85%. If the Index depreciates over the investment life of the Trust by 15% or less, the Trust seeks to return the initial net asset value of the Units. If the Index depreciates by more than 15% over the investment life of the Trust, the Trust seeks to outperform the Index price change by 15% of the initial Index value. The Trust anticipates concluding its investment activities on or about January 24, 2014 (the Termination Date) and making a liquidating cash distribution to unit holders within seven business days thereafter. The Trust’s fiscal year is based upon a 52-53 week ending on the last Wednesday of each January.

Investment Valuation and Other

U.S. Treasury obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices and yields of other U.S. Treasury obligations. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Investment transactions for financial statement purposes are accounted for on a trade date basis.

The cost and unrealized appreciation (depreciation) of investments at April 25, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,224,318

Gross unrealized appreciation	$—
Gross unrealized depreciation	(15,763)

Net unrealized depreciation	$(15,763)

Financial Instruments

The Trust is subject to equity price risk in the normal course of pursuing its investment objective. To achieve its investment objective, the Trust invests substantially all its net assets in U.S. Treasury obligations that mature on or shortly prior to the Termination Date and in structured option contracts that provide for the Trust to pay or receive cash at the contracts’ settlement, which are scheduled to conclude on the Termination Date. The price performance of the Index imbedded in the structured option contracts corresponds to the price performance that the Trust seeks in accordance with its investment objective as previously described. The Trust’s commitments under the structured option contracts are collateralized by its investment in U.S. Treasuries.

A summary of open financial instruments at April 25, 2012, and whose primary underlying risk exposure is equity price risk, is as follows:

Over-The-Counter Structured Options

Description	Counterparty	Notional Amount	Expiration Date	Market Value	Net Unrealized Appreciation
Long Call Spread plus Short Put Single Pay Contract (1)	Barclays Bank PLC	$8,727,967	1/24/2014	$187,395	$282,532
Long Call Spread plus Short Put Single Pay Contract (2)	Credit Suisse International	8,727,967	1/24/2014	190,407	285,544
Long Call Spread plus Short Put Single Pay Contract (3)	Morgan Stanley & Co. International PLC	8,827,957	1/24/2014	191,981	288,202

		$26,283,891		$569,783	$856,278

(1)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,318.43, 2) a written call option with a strike price of $1,553.77 and 3) a written put option with a strike price of $1,120.67.

(2)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,318.43, 2) a written call option with a strike price of $1,555.09 and 3) a written put option with a strike price of $1,120.67.

(3)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,318.43, 2) a written call option with a strike price of $1,554.82 and 3) a written put option with a strike price of $1,120.67.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 25, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$26,208,555	$—	$26,208,555
Total Investments	$—	$26,208,555	$—	$26,208,555
Over-The-Counter Structured Options	$—	$569,783	$—	$569,783
Total	$—	$26,778,338	$—	$26,778,338

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

eUnits™ 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 18, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 18, 2012